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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-09721

                 Allianz Global Investors Managed Accounts Trust
               (Exact name of registrant as specified in charter)

                        1633 Broadway, New York, NY 10019
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                                  1633 Broadway
                               New York, NY 10019
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                       Date of fiscal year end: October 31

          Date of reporting period: July 1, 2011 through June 30, 2012

ITEM 1.  PROXY VOTING RECORD

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Allianz Global Investors Managed Accounts Trust a(euro)" ICA# - 811-09721

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Registrant : Allianz Global Investors Managed Accounts Trust
Fund Name : Equity Shares: Series I
Fund Liquidated on September 29, 2011
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Galp Energia, SGPS S.A
Ticker     Security ID:             Meeting Date          Meeting Status
GALP       CINS X3078L108           08/03/2011            Voted
Meeting Type                        Country of Trade
Special                             Portugal
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Amend Articles 4, 12,    Mgmt       For        For        For
            17, and
            18

--------------------------------------------------------------------------------
Industria de Diseno Textil (INDITEX)
Ticker     Security ID:             Meeting Date          Meeting Status
           CINS E6282J109           07/19/2011            Voted
Meeting Type                        Country of Trade
Annual                              Spain
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Receive Information on   Mgmt       N/A        N/A        N/A
            Appointment of Pablo
            Isla Alvarez de Tejera
            as New Chairman of the
            Board, and
            Consequently, of
            AGM

2          Accept Individual        Mgmt       For        For        For
            Financial Statements
            and Statutory Reports
            for FY 2010, Ended
            Jan. 31,
            2011

3          Approve Consolidated     Mgmt       For        For        For
            Financial Statements
            and Statutory Reports,
            and Discharge of
            Directors for FY 2010,
            Ended Jan. 31,
            2011

4          Approve Allocation of    Mgmt       For        For        For
            Income and Dividends
            of EUR 1.60 Per
            Share

5          Re-elect Irene R.        Mgmt       For        For        For
            Miller as
            Director

6          Re-elect KPMG Auditores  Mgmt       For        For        For
            SL as
            Auditor


7          Amend Several Articles   Mgmt       For        For        For
            of Bylaws to Update
            Legal Reference and
            Textual Adjustments to
            Adapt to Applicable
            Legislation

8          Amend Several Articles   Mgmt       For        For        For
            of General Meeting
            Regulations to Update
            Legal Reference and
            Textual Adjustments to
            Adapt to Applicable
            Legislation

9          Approve Remuneration of  Mgmt       For        For        For
            Directors

10         Approve Share Award to   Mgmt       For        Against    Against
            Newly Appointed
            Chairman/CEO

11         Authorize Board to       Mgmt       For        For        For
            Ratify and Execute
            Approved
            Resolutions

12         Receive Changes to       Mgmt       N/A        N/A        N/A
            Board of Directors'
            Guidelines

--------------------------------------------------------------------------------
Unilever NV
Ticker     Security ID:             Meeting Date          Meeting Status
           CINS N8981F271           09/16/2011            Voted
Meeting Type                        Country of Trade
Special                             Netherlands
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authorize Board to       Mgmt       For        For        For
            Repurchase Outstanding
            6 Percent and 7
            Percent Cumulative
            Preference
            Shares
--------------------------------------------------------------------------------
Registrant : Allianz Global Investors Managed Accounts Trust
Fund Name : Fixed Income SHares: Series C

--------------------------------------------------------------------------------
American International Group, Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
AIG        CUSIP 026874784          05/16/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Director Robert    Mgmt       For        For        For
            H.
            Benmosche

2          Elect Director W. Don    Mgmt       For        For        For
            Cornwell

3          Elect Director John H.   Mgmt       For        For        For
            Fitzpatrick

4          Elect Director Laurette  Mgmt       For        For        For
            T.
            Koellner

5          Elect Director Donald    Mgmt       For        For        For
            H.
            Layton

6          Elect Director           Mgmt       For        For        For
            Christopher S.
            Lynch

7          Elect Director Arthur    Mgmt       For        For        For
            C.
            Martinez

8          Elect Director George    Mgmt       For        For        For
            L. Miles,
            Jr.

9          Elect Director Henry S.  Mgmt       For        For        For
            Miller

10         Elect Director Robert    Mgmt       For        For        For
            S.
            Miller

11         Elect Director Suzanne   Mgmt       For        For        For
            Nora
            Johnson


12         Elect Director Ronald    Mgmt       For        For        For
            A.
            Rittenmeyer

13         Elect Director Douglas   Mgmt       For        For        For
            M.
            Steenland

14         Advisory Vote to Ratify  Mgmt       For        For        For
            Named Executive
            Officers'
            Compensation

15         Ratify Auditors          Mgmt       For        For        For

--------------------------------------------------------------------------------
Registrant Name : Allianz Global Investors Managed Accounts Trust
Fund Name : Fixed Income SHares: Series H
Fund Liquidated on October 7, 2011

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

--------------------------------------------------------------------------------

Registrant : Allianz Global Investors Managed Accounts Trust
Fund Name : Fixed Income SHares: Series M
--------------------------------------------------------------------------------
American International Group, Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
AIG        CUSIP 026874784          05/16/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Director Robert    Mgmt       For        For        For
            H.
            Benmosche

2          Elect Director W. Don    Mgmt       For        For        For
            Cornwell

3          Elect Director John H.   Mgmt       For        For        For
            Fitzpatrick

4          Elect Director Laurette  Mgmt       For        For        For
            T.
            Koellner

5          Elect Director Donald    Mgmt       For        For        For
            H.
            Layton

6          Elect Director           Mgmt       For        For        For
            Christopher S.
            Lynch

7          Elect Director Arthur    Mgmt       For        For        For
            C.
            Martinez

8          Elect Director George    Mgmt       For        For        For
            L. Miles,
            Jr.

9          Elect Director Henry S.  Mgmt       For        For        For
            Miller

10         Elect Director Robert    Mgmt       For        For        For
            S.
            Miller

11         Elect Director Suzanne   Mgmt       For        For        For
            Nora
            Johnson

12         Elect Director Ronald    Mgmt       For        For        For
            A.
            Rittenmeyer

13         Elect Director Douglas   Mgmt       For        For        For
            M.
            Steenland

14         Advisory Vote to Ratify  Mgmt       For        For        For
            Named Executive
            Officers'
            Compensation

15         Ratify Auditors          Mgmt       For        For        For


--------------------------------------------------------------------------------
Registrant Name : Allianz Global Investors Managed Accounts Trust
Fund Name : Fixed Income SHares: Series R

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

--------------------------------------------------------------------------------
Registrant Name : Allianz Global Investors Managed Accounts Trust
Fund Name : Fixed Income SHares: Series TE

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

--------------------------------------------------------------------------------

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SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):              Allianz Global Investors Managed Accounts Trust


By (Signature and Title)*: /s/ Brian Shlissel
                           --------------------------------
                           Name: Brian Shlissel
                           Title: President and Chief Executive Officer

Date: August 27, 2012

* Print the name and title of each signing officer under his or her signature.